Investors' Deposit	12 Months Ended
Jun. 30, 2019
Investors Deposit
INVESTORS' DEPOSIT
12.	INVESTORS’ DEPOSIT

The balance represents the investors’ uninvested cash balances temporarily deposited in the Company’s bank account. These cash balances were under the custody and supervision of the designated financial institution as required by China Securities Regulatory Commission, for the purpose of preventing abusive use of investors’ funds.